Income and Expenses - Summary of Compensation and Employee Benefits (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Salaries and other employee benefits	₱ 20,214	₱ 20,358	₱ 21,213
Manpower Rightsizing Program (MRP)	1,688	2,021	5,028
Pension benefit costs (Note 25)	1,441	1,426	1,743
Incentive plan (Note 25)	1,136	839	1,272
Total compensation and employee benefits	₱ 24,479	₱ 24,644	₱ 29,256